HIGHLAND RESOLUTE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2019 (Unaudited)

Description	Shares	Value (Note 2)
COMMON STOCKS (15.03%)
AEROSPACE & DEFENSE (0.83%)
The Boeing Co.	7,314	$2,495,391

ASSET MANAGEMENT (0.76%)
Apollo Global Management LLC, Class A	69,850	2,305,050

COMMERCIAL SERVICES (1.58%)
ASGN, Inc.(a)	35,085	2,212,109
Global Payments, Inc.	15,177	2,548,522
		4,760,631

DIVERSIFIED FINANCIAL SERVICES (0.75%)
Mastercard, Inc., Class A	1,647	448,429
Visa, Inc., Class A(b)	10,191	1,813,998
		2,262,427

ELECTRIC (0.33%)
PG&E Corp.(a)	54,794	993,415

HAND & MACHINE TOOLS (0.20%)
Colfax Corp.(a)	21,280	589,030

HEALTHCARE-SERVICES (0.43%)
UnitedHealth Group, Inc.	5,161	1,285,141

HOTELS, RESTAURANTS & LEISURE (0.75%)
Wyndham Hotels & Resorts, Inc.	39,917	2,257,306

INTERNET (5.33%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	14,226	2,462,663
Alphabet, Inc., Class A(a)(b)	1,943	2,366,963
Amazon.com, Inc.(a)(b)	1,320	2,464,150
ANGI Homeservices, Inc.(a)	124,746	1,727,732
Booking Holdings, Inc.(a)	24	45,279
Facebook, Inc., Class A(a)(b)	13,410	2,604,624
IAC/InterActiveCorp(a)	10,297	2,461,498
TripAdvisor, Inc.(a)	43,770	1,932,445
		16,065,354

MEDIA (0.83%)
Liberty Global PLC, Class C(a)(b)	95,515	2,487,211

PIPELINES (0.65%)
Energy Transfer LP	136,764	1,966,666

SOFTWARE (2.59%)
Fidelity National Information Services, Inc.	19,642	2,617,282
Fiserv, Inc.(a)	26,180	2,760,157
SS&C Technologies Holdings, Inc.(b)	50,890	2,440,176
		7,817,615

TOTAL COMMON STOCKS
(Cost $40,676,621)		45,285,237

OPEN-END MUTUAL FUNDS (44.60%)
AQR Multi Strategy Alternative Fund, Class I(a)	1,208,348	8,978,028
PIMCO Income Fund, Institutional Class	2,751,132	33,288,695

Description	Shares	Value (Note 2)
OPEN-END MUTUAL FUNDS (continued)
PIMCO Short-Term Fund, Institutional Class	9,393,954	$92,154,686
		134,421,409

TOTAL OPEN-END MUTUAL FUNDS
(Cost $135,487,124)		134,421,409

	Notional Amount	Exercise Date	Exercise Price	Contracts	Value (Note 2)
PURCHASED PUT OPTIONS (0.03%)
S&P 500® Index	$18,478,356	08/30/2019	$2,850	62	101,060

TOTAL PURCHASED PUT OPTIONS
(Cost $51,436)					101,060

Description	Principal Amount	Value (Note 2)
CORPORATE BONDS (9.81%)
COMMERCIAL SERVICES (1.36%)
RR Donnelley & Sons Co.
6.00%, 04/01/2024	$1,291,000	1,273,249
6.50%, 11/15/2023	1,267,000	1,263,832
6.63%, 04/15/2029	118,000	108,265
7.00%, 02/15/2022	680,000	686,800
8.88%, 04/15/2021	740,000	768,675
		4,100,821

COMPUTERS (2.69%)
Harland Clarke Holdings Corp.
8.38%, 08/15/2022(c)	1,568,000	1,332,800
9.25%, 03/01/2021(c)	7,021,500	6,775,747
		8,108,547

DISTRIBUTION & WHOLESALE (0.25%)
American News Co. LLC
8.50% (10.00%), 09/01/2026(c)(d)	721,521	761,205

ENTERTAINMENT (1.34%)
Mohegan Tribal Gaming
7.88%, 10/15/2024(c)	4,137,000	4,043,918

HEALTHCARE-SERVICES (1.59%)
One Call Corp.
7.50%, 07/01/2024(c)	3,260,000	3,039,950
10.00%, 10/01/2024(c)	1,851,000	1,730,685
		4,770,635

PUBLISHING & BROADCASTING (2.58%)
McClatchy Co.
6.88%, 07/15/2031(c)	2,198,000	2,252,950
9.00%, 07/15/2026(c)	2,866,000	2,744,195
Worldwide Media Services Group, Inc.
0.00%, 12/01/2024(c)(e)	3,782,693	2,780,279
		7,777,424

TOTAL CORPORATE BONDS
(Cost $29,737,764)		29,562,550

Description	Shares	Value (Note 2)
Short-Term Investments (10.82%)
MONEY MARKET FUNDS (10.82%)
Dreyfus Treasury Cash Management Fund, Institutional Class, 7-day yield, 2.163%(b)	32,605,494	$32,605,494

TOTAL SHORT-TERM INVESTMENTS
(Cost $32,605,494)		32,605,494

TOTAL INVESTMENTS (80.29%)
(Cost $238,558,439)		$241,975,750

SEGREGATED CASH WITH BROKERS (22.74%)(f)		68,517,271
SECURITIES SOLD SHORT (-3.07%)
(Proceeds $8,642,832)		$(9,264,708)

OTHER ASSETS IN EXCESS OF LIABILITIES (0.04%)		131,845
NET ASSETS (100.00%)		$301,360,158

SCHEDULE OF SECURITIES SOLD SHORT
Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (-3.07%)
Consumer Discretionary Select Sector SPDR® Fund	(1,220)	$(147,278)
Consumer Staples Select Sector SPDR® Fund	(4,946)	(293,941)
Health Care Select Sector SPDR® Fund	(15,405)	(1,404,012)
Industrial Select Sector SPDR® Fund	(11,702)	(910,650)
iShares® 20+ Year Treasury Bond ETF	(3,980)	(528,902)
iShares® MSCI United Kingdom ETF	(14,675)	(462,849)
SPDR® S&P Retail ETF	(44,118)	(1,878,986)
Utilities Select Sector SPDR® Fund	(9,524)	(567,154)
VanEck Vectors® Pharmaceutical ETF	(15,346)	(881,628)
Vanguard® FTSE Europe ETF	(23,953)	(1,280,767)
Vanguard® Total Stock Market ETF	(5,969)	(908,541)
		(9,264,708)
TOTAL EXCHANGE TRADED FUNDS (-3.07%)
(Proceeds $8,642,832)		(9,264,708)

TOTAL SECURITIES SOLD SHORT
(Proceeds $8,642,832)		$(9,264,708)

(a)	Non-income producing security.
(b)	Security position either entirely or partially held in a segregated account as collateral for securities sold short and total return swaps. Aggregate total fair value of $8,035,174.
(c)	Security exempt from registration under rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the fair value of those securities held in long positions was $25,461,729, representing 8.45% of the Fund's net assets.
(d)	Pay-in-kind securities - Rate paid in-kind is shown in parenthesis.
(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(f)	Includes cash which is being held as collateral for securities sold short and total return swap contracts.

TOTAL RETURN SWAP CONTRACTS*
Counterparty	Reference Obligation	Notional Amount	Value	Rate Paid by the Fund	Termination Date	Unrealized Appreciation
Morgan Stanley	BHDG Systematic Trading Segregated Portfolio(a)	$18,014,888	$18,014,898	1-Month LIBOR BBA	09/13/2023	$10
Morgan Stanley	Long/Short Segregated Portfolio(b)	36,264,513	36,264,516	1-Month LIBOR BBA	03/19/2021	3
Morgan Stanley	Melchior Segregated Portfolio(c)	31,468,160	31,468,165	1-Month LIBOR BBA	03/19/2021	5
Morgan Stanley	PSAM Highland(d)	49,986,246	49,986,247	1-Month EURIBOR	06/03/2021	1
Morgan Stanley	WABR(e)	35,182,536	35,182,545	1-Month LIBOR BBA	09/01/2020	9
		$170,916,343	$170,916,371			$28

*	For the long positions, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligation plus the rate paid by the Fund. For short positions, the Fund receives payments based on any negative return of the Reference Obligation less the rate paid by the fund. The Fund makes payments on any positive return of such Reference Obligation plus the rate paid by the Fund. Payments are made monthly.
(a)	BHDG Systematic Trading Segregated Portfolio is a quantitative trend following strategy that uses futures. BHDG will employ some short, medium, and long term signals. Interest rate, commodity, equity, and sovereign debt futures will be used. Any asset class may have net long or short exposure, and exposures in aggregate may be net long or short.
(b)	Long/Short Segregated Portfolio is a European equity long/short strategy that employs a flexible, low-net strategy (0% to 50%), and long exposure will vary between 60% and 100%. The portfolio is primarily comprised of large and mid-cap stocks listed on European exchanges.
(c)	Melchior Segregated Portfolio is a global equity long/short strategy that uses a long-biased strategy that is focused on cyclical sectors. The strategy has a net exposure that ranges between 50% and 80%, and long exposure varies between 80% and 100%. The strategy is comprised of large cap stocks listed on exchanges of developed and emerging market countries.
(d)	PSAM Highland employs an event driven strategy. The fund will primarily make investments in equity special situations and merger arbitrage. The strategy will also opportunistically allocate to liquid high yield credit positions when trading at stressed levels. The strategy will employ gross long exposure of up to 120%, and net exposure will typically vary from 40% to 80%.
(e)	WABR incorporates an absolute return oriented approach within a risk parity framework. Active absolute return strategies include fundamental long/short equity, credit relative value, discretionary macro, and equity market neutral strategies. The strategy also maintains a passive risk weighted allocation to equities and fixed income, but each of the three allocations is equally risk weighted subject to a 40% limit on the absolute return allocation. Gross equity long exposure will typically be 140% or less, and net equity exposure will vary between 5% and 35%.

Common Abbreviations:

AQR - AQR Capital Management LLC.
BBA - British Bankers Association.
EURIBOR - Euro Interbank Offered Rate.
LIBOR - London Interbank Offered Rate.
PIMCO - Pacific Investment Management Company.
S&P - Standard & Poor's.
SPDR - Standard & Poor's Depositary Receipt.

Currency Abbreviations:

AUD - Australia Dollar
CAD - Canada Dollar
CHF - Switzerland Franc
EUR - Euro
GBP - Great Britain Pound
ILS - Israel New Shekel
INR - India Rupee
JPY - Japan Yen
KRW - South Korea Won
NOK - Norway Krone
NZD - New Zealand Dollar
PLN – Poland Zloty
SEK - Sweden Krona
SGD - Singapore Dollar
USD - United States Dollar

See Notes to Consolidated Quarterly Schedule of Investments.

PSAM HIGHLAND

Description	Contracts/Shares	Value	Percentage of Value	Swap Counterparty	Floating Rate/Fixed Rate Amount Paid by Fund	Floating Rate Index	Termination Date	Unrealized Gain (Loss)
LONG SECURITIES
COMMON STOCK
ALLERGAN PLC	11,839	1,900,236	3.80%
ALTABA INC	27,972	1,970,606	3.94%
ANADARKO PETE CORP COM STK	60,621	4,465,338	8.93%
CAESARS ENTERTAINMENT CORP COM STK	68,963	816,518	1.63%
CELGENE CORP COM STK	51,822	4,760,408	9.52%
CIRCOR INTL INC COM STK	10,709	406,940	0.81%
CRAY INC COM STK	11,603	401,918	0.80%
ENERGIAS DE PORTUGAL EUR5 REGD	306,454	1,126,683	2.25%
EQUITRANS MIDSTREAM CORP	26,260	435,649	0.87%
FOX CORP - CLASS A	62,333	2,326,265	4.65%
GENESEE & WYO INC CL A COM STK	20,551	2,256,697	4.51%
MCKESSON EUROPE AG (GFR LISTING)	53,660	1,592,029	3.18%
MEDIDATA SOLUTIONS INC	16,539	1,511,173	3.02%
MILACRON HOLDINGS CORP CINCIN COM STK	17,345	292,092	0.58%
MONOTYPE IMAGING HOLDINGS IN	24,575	490,763	0.98%
OMNOVA SOLUTIONS INC COM STK	37,656	374,681	0.75%
OSRAM LICHT AG NAMENS-AKTIEN (GFR LISTIN	14,768	562,419	1.13%
RIVIERA RESOURCES INC/LINN	28,677	327,209	0.65%
SOTHEBYS CL A COM STK	18,650	1,113,576	2.23%
SUNTRUST BKS INC COM STK	36,929	2,459,448	4.92%
Tableau Software Inc	11,213	1,900,989	3.80%
TRIBUNE MEDIA CO	57,381	2,666,490	5.33%
TRINITY INDS INC COM STK	23,127	453,290	0.91%
UNITED TECHNOLOGIES CORP	5,034	672,523	1.35%
VERSUM MATERIALS	35,290	1,834,362	3.67%
WABCO HOLDINGS INC	13,290	1,759,694	3.52%
WELLCARE HEALTH PLANS INC COM STK	1,290	370,578	0.74%
WESTJET AIRLINE COM STK CAD	74,372	1,733,685	3.47%
ZAYO GROUP HOLDINGS INC	66,956	2,258,442	4.52%
COMMON STOCK Total	1,195,880	43,240,699	86.46%

CORPORATE BONDS
EIX 4.65 01OCT2043	298,294	336,578	0.67%
FE 6.85 01JUN2034	1,037,064	635,452	1.27%
GNW FRN 15NOV2036	460,788	289,076	0.58%
ISATLN CB 3.875 09SEP2023	464,270	688,849	1.38%
NBLACT 10 20JUN2022 REGS	691,676	642,509	1.29%
NMG 8 25OCT2024 144A	1,416,605	621,974	1.24%
PCG 4.75 15FEB2044	291,330	299,742	0.60%
PCG 5.8 01MAR2037	1,330,134	1,487,880	2.98%
PCG 6.05 01MAR2034	450,923	517,434	1.04%
PUERTO RICO ELECTRIC POWER AUTH SER XX-R	893,720	679,227	1.36%
SAMMIN 4.125 01NOV2022 144A	348,203	265,070	0.53%
CORPORATE BONDS Total	7,683,006	6,463,789	12.94%

EQUITY SWAP
RWE AG NPV (NEW ORDS EFF 11/27/2000)	51,328	331,871	0.66%	Morgan Stanley & Co. LLC	65 bps + 1D EONIA	1D EONIA	12/15/2020	527,182
EQUITY SWAP Total	51,328	331,871	0.66%
TOTAL LONG	8,930,213	50,036,360	100.06%

SECURITIES SOLD SHORT
COMMON STOCK
ABBVIE INC	(3,920)	(265,358)	-0.53%
BANCO SANTANDER CEN SPON ADR	(60,330)	(255,797)	-0.51%
BB&T CORP COM STK	(47,785)	(2,462,363)	-4.93%
BRISTOL MYERS SQUIBB	(40,769)	(1,827,281)	-3.66%
CARNIVAL CORP	(11,135)	(525,903)	-1.05%
ELDORADO RESORTS LLC	(6,197)	(279,602)	-0.56%
OCCIDENTAL PETE CORP	(12,356)	(634,603)	-1.27%
RAYTHEON COMPANY COM	(2,156)	(393,009)	-0.79%
SALESFORCE COM INC COM STK	(11,345)	(1,752,807)	-3.51%
COMMON STOCK Total	(195,993)	(8,396,723)	-16.81%
TOTAL SHORT	(195,993)	(8,396,723)	-16.81%

REMAINING SECURITIES AND CASH		8,346,610	16.75%
TOTAL VALUE		49,986,247

LONG/SHORT SEGREGATED PORTFOLIO

Description	Contracts/Shares	Value	Percentage of Value	Swap Counterparty	Floating Rate/Fixed Rate Amount Paid by Fund	Floating Rate Index	Termination Date	Unrealized Gain (Loss)
LONG SECURITIES
COMMON STOCK
BUILDERS FIRSTSOURCE ORD (NMS)	66,804	1,147,693	3.16%
D R HORTON ORD (NYS)	53,707	2,466,763	6.80%
DELTA AIR LINES ORD (NYS)	11,556	705,378	1.95%
DSV ORD (CPH)	28,058	2,696,800	7.44%
FLEETCOR TECHNOLOGIES ORD (NYS)	1,114	316,565	0.87%
GENERAL DYNAMICS ORD (NYS)	10,345	1,923,549	5.30%
HERC HOLDINGS ORD (NYS)	25,556	1,153,598	3.18%
HESS ORD (NYS)	17,105	1,109,088	3.06%
JB HUNT TRANSPORT SERVICES ORD (NMS)	8,975	918,771	2.53%
KIRBY ORD (NYS)	17,493	1,370,751	3.78%
KRATOS DEFENSE AND SECURITY SOLS ORD (NMS)	13,459	331,764	0.91%
LEAR ORD (NYS)	3,861	489,498	1.35%
MICRON TECHNOLOGY ORD (NMS)	11,284	506,539	1.40%
NORFOLK SOUTHERN ORD (NYS)	12,703	2,427,797	6.69%
NVIDIA ORD (NMS)	4,929	831,621	2.29%
NVR ORD (NYS)	0,406	1,357,720	3.74%
QUALCOMM ORD (NMS)	3,013	220,431	0.61%
STAR BULK CARRIERS ORD (NMS)	133,918	1,323,109	3.65%
TECK RESOURCES CL B ORD (NYS)	74,683	1,530,255	4.22%
UNITED PARCEL SERVICE CL B ORD (NYS)	2,962	353,870	0.98%
VULCAN MATERIALS ORD (NYS)	10,951	1,515,071	4.18%
COMMON STOCK Total	512,882	24,696,631	68.09%

EQUITY SWAP
KNIGHT SWIFT TRANSPRTATN CL A ORD (NYS) CF	87,292	325,254	0.90%	Morgan Stanley & Co. LLC	50 bps + 1D FEDEF	1D FEDEF	12/3/2019	318,310
NVR ORD (NYS) CFD	0,406	277,596	0.77%	Morgan Stanley & Co. LLC	50 bps + 1D FEDEF	1D FEDEF	12/3/2019	275,160
EQUITY SWAP Total	87,698	602,850	1.67%
TOTAL LONG	600,580	25,299,481	69.76%

SECURITIES SOLD SHORT
COMMON STOCK
APPLE ORD (NMS)	(1,613)	(343,634)	-0.95%
AVIS BUDGET GROUP ORD (NMS)	(15,983)	(581,621)	-1.60%
BOEING ORD (NYS)	(2,742)	(935,516)	-2.58%
CHENIERE ENERGY ORD (ASE)	(4,735)	(308,485)	-0.85%
DAIMLER N ORD (GER)	(3,032)	(157,877)	-0.44%
DOW ORD (NYS)	(3,865)	(187,221)	-0.52%
GATX ORD (NYS)	(2,315)	(177,931)	-0.49%
HUNTINGTON INGALLS INDUSTRIES ORD (NYS)	(2,005)	(457,742)	-1.26%
KENNAMETAL ORD (NYS)	(9,298)	(321,525)	-0.89%
LINCOLN ELECTRIC HOLDINGS ORD (NMS)	(9,379)	(792,713)	-2.19%
LOWE'S COMPANIES ORD (NYS)	(2,724)	(276,214)	-0.76%
MONDELEZ INTERNATIONAL CL A ORD (NMS)	(4,471)	(239,154)	-0.66%
NORTHROP GRUMMAN ORD (NYS)	(4,597)	(1,588,585)	-4.38%
PARTNERS GROUP HOLDING ORD (VX)	(297)	(238,260)	-0.66%
SITEONE LANDSCAPE SUPPLY ORD (NYS)	(2,909)	(214,888)	-0.59%
STADLER RAIL ORD (SWX)	(8,035)	(371,233)	-1.02%
TRANSDIGM GROUP ORD (NYS)	(1,418)	(688,354)	-1.90%
WABTEC ORD (NYS)	(8,812)	(684,516)	-1.89%
WESTSHORE TERMINALS INVESTMENT ORD (TOR)	(10,968)	(173,660)	-0.48%
WORLD WRESTLING ENTERTAINM CL A ORD (NYS)	(2,837)	(206,477)	-0.57%
YUM CHINA ORD (NYS)	(6,204)	(282,282)	-0.78%
COMMON STOCK Total	(108,239)	(9,227,888)	-25.46%
TOTAL SHORT	(108,239)	(9,227,888)	-25.46%

REMAINING SECURITIES AND CASH		20,192,923	55.70%
TOTAL VALUE		36,264,516

MELCHIOR SEGREGATED PORTFOLIO

Description	Contracts/Shares	Value	Percentage of Value	Swap Counterparty	Floating Rate/Fixed Rate Amount Paid by Fund	Floating Rate Index	Termination Date	Unrealized Gain (Loss)
LONG SECURITIES
EQUITY SWAP
ABN AMRO BANK NV-CVA	21,580	(92,109)	-0.29%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	(225,452)
ALTEN SA(PAR)	5,688	147,347	0.47%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	359,336
APPLUS SERVICES SA(MAD)	72,258	140,889	0.45%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	343,351
ASCENTIAL PLC	74,569	30,816	0.10%	Morgan Stanley & Co. LLC	55 bps + 1M LIBOR	1M LIBOR	3/26/2020	67,669
ASML HOLDING NV (EOE)	1,968	103,226	0.33%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	251,770
ASR NEDERLAND NV	26,534	(87,820)	-0.28%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	(215,461)
BEFESA SA(GER)	19,826	(91,546)	-0.29%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/25/2020	(225,828)
CERVED GROUP SPA	70,306	(74,757)	-0.24%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	(200,557)
COMPASS GROUP PLC	32,815	156,373	0.50%	Morgan Stanley & Co. LLC	55 bps + 1M LIBOR	1M LIBOR	3/26/2020	346,445
CRH PLC(ISE)	17,714	37,273	0.12%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	90,562
ERSTE GROUP BANK AG(VIE)	18,337	(49,183)	-0.16%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	(120,833)
FERGUSON PLC	9,517	141,070	0.45%	Morgan Stanley & Co. LLC	55 bps + 1M LIBOR	1M LIBOR	3/26/2020	313,128
FINECOBANK SPA(MIL)	115,852	(107,144)	-0.34%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	(262,843)
FRANCE TELECOM SA	45,013	(22,557)	-0.07%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	(55,767)
IMF BENTHAM LTD(ASX)	139,263	59,274	0.19%	Morgan Stanley & Co. LLC	55 bps + 1M BBSW	1M BBSW	4/29/2021	233,549
INFICON HOLDING AG-REG	0,614	63,842	0.20%	Morgan Stanley & Co. LLC	55 bps + 1M LIBOR	1M LIBOR	3/26/2020	170,894
INMOBILIARIA COLONIAL SOCIMI	65,610	52,431	0.17%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	127,466
INTERTRUST NV	50,310	83,188	0.26%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	202,498
JC DECAUX SA(PAR)	16,362	(41,115)	-0.13%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	(100,790)
JD SPORTS FASHION PLC	66,425	127,792	0.41%	Morgan Stanley & Co. LLC	55 bps + 1M LIBOR	1M LIBOR	3/26/2020	372,175
JUNGHEINRICH - PRFD	21,741	(180,395)	-0.57%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/25/2020	(441,013)
LONZA GROUP AG-REG	1,738	93,734	0.30%	Morgan Stanley & Co. LLC	55 bps + 1M LIBOR	1M LIBOR	3/26/2020	250,759
MAISONS DU MONDE SA	19,146	(43,902)	-0.14%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	(107,671)
MTU AERO ENGINES AG(GER)	2,945	109,196	0.35%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/25/2020	265,497
NESTLE SA-REG(VTX)	8,988	154,233	0.49%	Morgan Stanley & Co. LLC	55 bps + 1M LIBOR	1M LIBOR	3/26/2020	463,600
PERSIMMON PLC	29,942	27,153	0.09%	Morgan Stanley & Co. LLC	55 bps + 1M LIBOR	1M LIBOR	3/26/2020	59,795
PIAGGIO & C. S.P.A.	183,626	41,078	0.13%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	99,682
PRUDENTIAL PLC	40,072	46,004	0.15%	Morgan Stanley & Co. LLC	55 bps + 1M LIBOR	1M LIBOR	3/26/2020	101,604
ROBERTET SA	1,447	40,985	0.13%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	98,539
RYANAIR HOLDINGS PLC(ISE)	30,982	(99,619)	-0.32%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	(243,702)
SBANKEN ASA	47,505	(56,857)	-0.18%	Morgan Stanley & Co. LLC	55 bps + 1M NIBOR	1M NIBOR	4/30/2021	(1,795,011)
TOTAL SA(PAR)	20,763	(45,025)	-0.14%	Morgan Stanely & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	(111,200)
VIVENDI(PAR)	43,743	70,123	0.22%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	170,151
EQUITY SWAP Total	1,323,198	733,998	2.36%
TOTAL LONG	1,323,198	733,998	2.36%

SECURITIES SOLD SHORT
EQUITY SWAP
AGGREKO PLC(LSE)	(42,608)	(27,089)	-0.09%	Morgan Stanley & Co. LLC	1D SONIA - 35 bps	1D SONIA	3/26/2020	(60,479)
AMADEUS IT GROUP SA(MAD)	(5,911)	(25,575)	-0.08%	Morgan Stanley & Co. LLC	1D EONIA - 50 bps	1D EONIA	3/26/2020	(85,713)
ARCADIS NV	(51,861)	(68,588)	-0.22%	Morgan Stanley & Co. LLC	1D EONIA - 92 bps	1D EONIA	3/26/2020	(174,327)
BEKAERT NV	(16,139)	(50,434)	-0.16%	Morgan Stanley & Co. LLC	1D EONIA - 50 bps	1D EONIA	3/26/2020	(123,484)
BURFORD CAPITAL LTD	(46,821)	29,801	0.09%	Morgan Stanley & Co. LLC	1D SONIA - 35 bps	1D SONIA	3/26/2020	65,417
EUROFINS SCIENTIFIC(PAR)	(2,368)	26,315	0.08%	Morgan Stanley & Co. LLC	1D EONIA - 431 bps	1D EONIA	3/26/2020	80,266
FIRST DERIVATIVES PLC	(11,926)	36,539	0.12%	Morgan Stanley & Co. LLC	1D SONIA - 249 bps	1D SONIA	3/26/2020	80,753
FUTURE PLC(LSE)	(23,779)	(41,021)	-0.13%	Morgan Stanley & Co. LLC	1D SONIA - 35 bps	1D SONIA	3/26/2020	(103,169)
GEBERIT AG-REG(VTX)	(1,859)	(36,113)	-0.11%	Morgan Stanley & Co. LLC	1D SARON - 40 bps	1D SARON	3/26/2020	(98,090)
ITALGAS SPA	(55,893)	24,494	0.08%	Morgan Stanley & Co. LLC	1D EONIA - 50 bps	1D EONIA	3/26/2020	59,592
KONINKLIJKE AHOLD DELHAIZE N	(19,896)	32,760	0.10%	Morgan Stanley & Co. LLC	1D EONIA - 40 bps	1D EONIA	3/26/2020	79,611
LANDIS+GYR GROUP AG	(6,125)	(66,507)	-0.21%	Morgan Stanley & Co. LLC	1D SARON - 150 bps	1D SARON	3/26/2020	(179,568)
ORPEA(PAR)	(4,627)	(46,330)	-0.15%	Morgan Stanley & Co. LLC	1D EONIA - 40 bps	1D EONIA	3/26/2020	(113,656)
PETS AT HOME GROUP PLC(LSE)	(96,493)	(34,972)	-0.11%	Morgan Stanley & Co. LLC	1D SONIA - 35 bps	1D SONIA	3/26/2020	(77,859)
RIB SOFTWARE SE	(16,917)	(54,640)	-0.17%	Morgan Stanley & Co. LLC	1D EONIA - 364 bps	1D EONIA	3/25/2020	(160,551)
ZALANDO SE	(6,673)	(23,609)	-0.08%	Morgan Stanley & Co. LLC	1D EONIA - 128 bps	1D EONIA	3/25/2020	(85,303)
EQUITY SWAP Total	(409,897)	(324,969)	-1.04%

FUTURE CONTRACT
EURO STOXX 50 SEP19	(57)	32,165	0.10%
FUTURE CONTRACT Total	(57)	32,165	0.10%
TOTAL SHORT	(409,954)	(292,804)	-0.94%

REMAINING SECURITIES AND CASH		31,026,971	98.58%
TOTAL VALUE		31,468,165

WABR

Description	Contracts/Shares	Value	Percentage of Value
LONG SECURITIES
COMMON STOCK
ACADIA REALTY REIT ORD (NYS)	7,941	222,904	0.63%
AMERICAN ASSETS REIT ORD (NYS)	9,434	437,738	1.24%
AMERICOLD REALTY ORD (NYS)	12,000	402,360	1.14%
AVALONBAY COMMUNITIES REIT ORD (NYS)	1,777	371,020	1.05%
COUSINS PROPERTIES REIT ORD (NYS)	7,367	259,171	0.74%
DUKE REALTY REIT ORD (NYS)	8,714	290,438	0.83%
EASTGROUP PROPERTIES REIT ORD (NYS)	2,566	309,152	0.88%
EQUITY RESIDENTIAL REIT ORD (NYS)	2,900	228,781	0.65%
FAIRFAX FINANCIAL HOLDGS SUB VTG ORD (TOR)	0,597	276,584	0.79%
FOUR CORNERS PROPERTY ORD (NYS)	7,373	198,629	0.56%
HEALTHCAR TRST OF AM CL A REIT ORD (NYS)	13,751	370,314	1.05%
HUDSON PACIFIC PROPERTIES REIT ORD (NYQ)	5,748	202,904	0.58%
INVSC S P 500 EQUAL WEIGHT ETF (PSE)	13,143	1,428,776	4.06%
ISHARES IBOXX HIGH YIELD BOND ETF (PSE)	48,360	4,203,935	11.95%
ISHARES IBOXX INVT GRADE BOND ETF (PSE)	33,792	4,201,359	11.94%
ISHARES MSCI GERMANY ETF (PSE)	8,261	221,560	0.63%
KILROY REALTY REIT ORD (NYS)	2,898	230,275	0.65%
NATIONAL HEALTH INVESTORS REIT ORD (NYS)	3,661	290,610	0.83%
RETAIL OPPORTUNITY INVEST REIT ORD (NMQ)	12,990	235,639	0.67%
SABRA HEALTH CARE REIT ORD (NMS)	15,398	317,815	0.90%
SITE CENTERS ORD (NYS)	25,412	362,121	1.03%
SPDR S&P MIDCAP 400 ETF (PSE)	0,608	217,615	0.62%
SPIRIT REALTY CAPITAL REIT ORD (NYS)	8,147	359,446	1.02%
UDR REIT ORD (NYS)	5,376	247,619	0.70%
VENTAS REIT ORD (NYS)	3,027	203,687	0.58%
VICI PPTYS ORD (NYS)	41,499	885,589	2.52%
WEINGARTEN RLTY REIT ORD (NYS)	20,440	570,480	1.62%
COMMON STOCK Total	323,180	17,546,521	49.86%
TOTAL LONG	323,180	17,546,521	49.86%

SECURITIES SOLD SHORT
COMMON STOCK
AMERICAN HOMES 4 RENT CL A REIT ORD (NYS)	(10,430)	(252,510)	-0.72%
BRANDYWINE REALTY REIT ORD (NYS)	(18,012)	(265,677)	-0.76%
BRIXMOR PROPERTY GROUP REIT ORD (NYS)	(24,918)	(472,944)	-1.34%
CAMDEN PROPERTY REIT ORD (NYS)	(3,019)	(313,100)	-0.89%
CARETRUST REIT ORD (NMS)	(10,112)	(234,902)	-0.67%
DUKE ENERGY ORD (NYS)	(2,152)	(186,621)	-0.53%
EPR PROPERTIES REIT ORD (NYS)	(2,660)	(197,984)	-0.56%
FIRST INDUSTRIAL REALTY TRUST ORD (NYS)	(7,323)	(279,665)	-0.79%
GAMING AND LEISURE PROPERTIES REIT O (NMQ)	(6,616)	(249,489)	-0.71%
HEALTHCARE REAL REIT ORD (NYS)	(9,354)	(299,141)	-0.85%
HIGHWOODS PROPERTIES REIT ORD (NYS)	(5,982)	(271,164)	-0.77%
KIMCO REALTY REIT ORD (NYS)	(32,400)	(622,404)	-1.77%
LEXINGTON REALTY REIT ORD (NYS)	(28,330)	(279,617)	-0.79%
MID AMERICA APT COMMUNITI REIT ORD (NYS)	(2,228)	(262,548)	-0.75%
OMEGA HEALTHCARE REIT ORD (NYS)	(8,412)	(305,356)	-0.87%
PHYSICIANS REALTY REIT ORD (NYS)	(11,291)	(194,318)	-0.55%
PIEDMONT OFFICE REIT CL A ORD (NYS)	(15,059)	(313,378)	-0.89%
PROLOGIS REIT (NYS)	(4,120)	(332,113)	-0.94%
REGENCY CENTERS REIT ORD (NMS)	(4,710)	(314,157)	-0.89%
STORE CAPITAL ORD (NYS)	(11,629)	(397,828)	-1.13%
VANGUARD REAL ESTATE ETF (PSE)	(4,783)	(425,161)	-1.21%
VORNADO REALTY REIT ORD (NYS)	(3,800)	(244,416)	-0.69%
WEC ENERGY GROUP ORD (NYS)	(2,580)	(220,487)	-0.63%
COMMON STOCK Total	(229,920)	(6,934,980)	-19.70%
TOTAL SHORT	(229,920)	(6,934,980)	-19.70%

REMAINING SECURITIES AND CASH		24,571,004	69.84%
TOTAL VALUE		35,182,545

BHDG SYSTEMATIC TRADING SEGREGATED PORTFOLIO

Description	Contracts/Shares	Value	Percentage of Value
LONG SECURITIES
OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
AUD TO JPY FORWARD SD : 18-Sep-2019	1,839,623	1,260,089	7.00%
AUD TO USD FORWARD SD : 18-Sep-2019	2,794,204	1,913,949	10.63%
CAD TO USD FORWARD SD : 18-Sep-2019	2,882,708	2,186,630	12.14%
CHF TO USD FORWARD SD : 18-Sep-2019	1,852,267	1,870,484	10.38%
EUR TO USD FORWARD SD : 18-Sep-2019	2,029,275	2,255,035	12.52%
GBP TO USD FORWARD SD : 18-Sep-2019	878,720	1,071,213	5.95%
ILS TO USD FORWARD SD : 18-Sep-2019	3,824,646	1,092,268	6.06%
INR TO USD FORWARD SD : 18-Sep-2019	153,131,241	2,212,719	12.28%
JPY TO AUD FORWARD SD : 18-Sep-2019	259,849,172	2,397,035	13.31%
JPY TO USD FORWARD SD : 18-Sep-2019	177,463,576	1,637,051	9.09%
PLN TO EUR FORWARD SD : 18-Sep-2019	5,329,218	1,376,639	7.64%
PLN TO USD FORWARD SD : 18-Sep-2019	4,292,454	1,108,823	6.16%
SGD TO USD FORWARD SD : 18-Sep-2019	2,351,683	1,712,621	9.51%
USD TO AUD FORWARD SD : 18-Sep-2019	3,120,971	3,120,971	17.33%
USD TO CAD FORWARD SD : 18-Sep-2019	1,358,406	1,358,406	7.54%
USD TO CHF FORWARD SD : 18-Sep-2019	1,919,597	1,919,597	10.66%
USD TO EUR FORWARD SD : 18-Sep-2019	4,137,761	4,137,761	22.97%
USD TO GBP FORWARD SD : 18-Sep-2019	2,206,409	2,206,409	12.25%
USD TO JPY FORWARD SD : 18-Sep-2019	1,469,591	1,469,591	8.16%
USD TO KRW FORWARD SD : 18-Sep-2019	1,908,830	1,908,830	10.60%
USD TO NOK FORWARD SD : 18-Sep-2019	1,312,504	1,312,504	7.29%
USD TO NZD FORWARD SD : 18-Sep-2019	1,087,667	1,087,667	6.04%
USD TO PLN FORWARD SD : 18-Sep-2019	1,830,316	1,830,316	10.16%
USD TO SEK FORWARD SD : 18-Sep-2019	1,350,326	1,350,326	7.50%
USD TO SGD FORWARD SD : 18-Sep-2019	2,660,464	2,660,464	14.77%
OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS Total	642,881,630	46,457,398	257.94%
TOTAL LONG	642,881,630	46,457,398	257.94%

SECURITIES SOLD SHORT
OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
AUD TO JPY FORWARD SD : 18-Sep-2019	(3,464,307)	(2,372,950)	-13.17%
AUD TO USD FORWARD SD : 18-Sep-2019	(4,488,428)	(3,074,443)	-17.07%
CAD TO USD FORWARD SD : 18-Sep-2019	(1,789,049)	(1,357,053)	-7.53%
CHF TO USD FORWARD SD : 18-Sep-2019	(1,890,197)	(1,908,787)	-10.60%
EUR TO PLN FORWARD SD : 18-Sep-2019	(1,245,554)	(1,384,124)	-7.68%
EUR TO USD FORWARD SD : 18-Sep-2019	(3,660,281)	(4,067,493)	-22.58%
GBP TO USD FORWARD SD : 18-Sep-2019	(1,738,475)	(2,119,306)	-11.77%
JPY TO AUD FORWARD SD : 18-Sep-2019	(138,459,358)	(1,277,248)	-7.09%
JPY TO USD FORWARD SD : 18-Sep-2019	(158,567,928)	(1,462,744)	-8.12%
KRW TO USD FORWARD SD : 18-Sep-2019	(2,248,955,084)	(1,895,716)	-10.52%
NOK TO USD FORWARD SD : 18-Sep-2019	(11,341,182)	(1,282,410)	-7.12%
NZD TO USD FORWARD SD : 18-Sep-2019	(1,643,650)	(1,080,274)	-6.00%
PLN TO USD FORWARD SD : 18-Sep-2019	(6,941,258)	(1,793,060)	-9.95%
SEK TO USD FORWARD SD : 18-Sep-2019	(12,687,710)	(1,317,935)	-7.32%
SGD TO USD FORWARD SD : 18-Sep-2019	(3,622,351)	(2,637,989)	-14.64%
USD TO AUD FORWARD SD : 18-Sep-2019	(1,957,810)	(1,957,810)	-10.87%
USD TO CAD FORWARD SD : 18-Sep-2019	(2,196,202)	(2,196,202)	-12.19%
USD TO CHF FORWARD SD : 18-Sep-2019	(1,894,411)	(1,894,411)	-10.52%
USD TO EUR FORWARD SD : 18-Sep-2019	(2,308,603)	(2,308,603)	-12.82%
USD TO GBP FORWARD SD : 18-Sep-2019	(1,103,473)	(1,103,473)	-6.13%
USD TO ILS FORWARD SD : 18-Sep-2019	(1,078,604)	(1,078,604)	-5.99%
USD TO INR FORWARD SD : 18-Sep-2019	(2,193,062)	(2,193,062)	-12.17%
USD TO JPY FORWARD SD : 18-Sep-2019	(1,654,424)	(1,654,424)	-9.18%
USD TO PLN FORWARD SD : 18-Sep-2019	(1,145,340)	(1,145,340)	-6.36%
USD TO SGD FORWARD SD : 18-Sep-2019	(1,735,459)	(1,735,459)	-9.63%
OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS Total	(2,617,762,199)	(46,298,920)	-257.02%
TOTAL SHORT	(2,617,762,199)	(46,298,920)	-257.02%

REMAINING SECURITIES AND CASH		17,856,420	99.08%
TOTAL VALUE		18,014,898

Highland Resolute Fund

Notes to Consolidated Quarterly Schedule of Investments

July 31, 2019 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Highland Resolute Fund (the “Fund”). Effective August 31, 2017, the Fund changed its name from Redmont Resolute Fund. The Fund seeks to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets. The Fund offers Class I shares.

Basis of Consolidation: Highland Resolute Cayman (the “Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Fund. The Subsidiary’s investment objective is designed to enhance the ability of the Fund to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is subject to substantially the same investment policies and investment restrictions as the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Federal Income Taxes”. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to wholly own and vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Fund, all assets and liabilities, income and expenses of the Subsidiary are consolidated in the Schedule of investments. All investments held by the Subsidiary are disclosed in the accounts of the Fund. As of July 31, 2019, net assets of the Fund were $301,360,158, of which $18,451,016 or 6.12%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Consolidated Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Consolidated Schedule of Investments. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund and Subsidiary in preparation of the Consolidated Schedule of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Municipal securities having a remaining maturity of greater than 60 days, are typically valued at the evaluated bid price formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Highland Resolute Fund

Notes to Consolidated Quarterly Schedule of Investments

July 31, 2019 (Unaudited)

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferrable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Options contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price or, in the absence of a sale at the mean of the last bid and asked price.

Forward currency exchange contracts have a fair value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when Highland Associates, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Highland Resolute Fund

Notes to Consolidated Quarterly Schedule of Investments

July 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$45,285,237	$–	$–	$45,285,237
Open-End Mutual Funds	134,421,409	–	–	134,421,409
Purchased Put Options	101,060	–	–	101,060
Corporate Bonds*	–	29,562,550	–	29,562,550
Short-Term Investments
Money Market Funds	32,605,494	–	–	32,605,494
Total	$212,413,200	$29,562,550	$–	$241,975,750

Other Financial Instruments**
Assets:
Total Return Swap Contracts	$–	$28	$–	$28
Liabilities:
Exchange Traded Funds Sold Short	(9,264,708)	–	–	(9,264,708)
Total	$(9,264,708)	$28	$–	$(9,264,680)

*	For detailed Industry descriptions, see the accompanying Consolidated Schedule of Investments.
**	Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in the table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Highland Resolute Fund

Notes to Consolidated Quarterly Schedule of Investments

July 31, 2019 (Unaudited)

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that the Fund will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the three months ended July 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion its average daily net assets.

Short Sales: The Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

3. DERIVATIVE INSTRUMENTS

Swap Contracts: The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the Fund primarily enters into swap transactions for the purpose of increasing total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract.

Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts.

The Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices, or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract. Swap agreements held at July 31, 2019 are disclosed in the Consolidated Schedule of Investments.

Highland Resolute Fund

Notes to Consolidated Quarterly Schedule of Investments

July 31, 2019 (Unaudited)

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the Consolidated Schedule of investments.

Option Contracts: The Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. The Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by the Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by the Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

Futures: The Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render the Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.